JPMorgan Investor Balanced Fund Annual Fund Operating Expenses - R6 Shares [Member] - JPMorgan Investor Balanced Fund - Class R6	Jun. 30, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.37%	[1]
Expenses (as a percentage of Assets)	0.43%

[1]	Effective 11/1/2026, certain Underlying Funds’ Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements were reduced. The “Acquired Fund (Underlying Fund) Fees and Expenses” in the table have been restated to reflect the expense reductions for the applicable Underlying Funds.